Annual Total Returns [BarChart] - iShares High Yield Bond Factor ETF - iShares High Yield Bond Factor ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2018	(2.88%)
Annual Return 2019	15.91%
Annual Return 2020	7.55%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was 1.19%.